Consolidated Statements of Operations (Parentheticals) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 25, 2011	Dec. 26, 2010
Income (loss) from discontinued operations, tax expense (benefit) (in Dollars) (in Dollars) (in Dollars) (in Dollars)	$ 1,188	$ (1,516)	$ 15,384
Loss related to divestiture of discontinued operations, tax expense (in Dollars) (in Dollars) (in Dollars) (in Dollars)	$ 320